Consolidated Statement of Cash Flows - USD ($) $ in Millions		3 Months Ended					6 Months Ended
		Jun. 30, 2019		Mar. 31, 2019		Jun. 30, 2018	Jun. 30, 2019		Jun. 30, 2018
Statement Of Cash Flows [Abstract]
Income before taxation for the period	[1]	$ 4,917	[2]	$ 9,406	[2]	$ 9,610	$ 14,323	[2]	$ 17,977
Adjustment for:
- Interest expense (net)		1,030	[2]	896	[2]	734	1,926	[2]	1,471
- Depreciation, depletion and amortisation		6,699	[2]	5,950	[2]	5,359	12,649	[2]	10,693
- Exploration well write-offs		202	[2]	119	[2]	46	321	[2]	155
- Net (gains)/losses on sale and revaluation of non-current assets and businesses		(379)	[2]	(65)	[2]	(1,568)	(444)	[2]	(2,175)
- Share of (profit)/loss of joint ventures and associates		(632)	[2]	(1,484)	[2]	(716)	(2,116)	[2]	(1,755)
- Dividends received from joint ventures and associates		1,217	[2]	744	[2]	1,244	1,961	[2]	1,994
- (Increase)/decrease in inventories		(61)	[2]	(2,841)	[2]	(3,459)	(2,902)	[2]	(3,178)
- (Increase)/decrease in current receivables		308	[2]	(1,425)	[2]	(3,061)	(1,117)	[2]	(3,744)
- Increase/(decrease) in current payables		321	[2]	783	[2]	4,374	1,104	[2]	3,890
- Derivative financial instruments		(480)	[2]	(1,109)	[2]	(624)	(1,589)	[2]	(1,387)
- Retirement benefits	[1]	30	[2]	22	[2]	131	52	[2]	325
- Decommissioning and other provisions	[1]	8	[2]	(302)	[2]	(145)	(294)	[2]	(539)
- Other	[1]	(39)	[2]	26	[2]	190	(13)	[2]	184
Tax paid		(2,110)	[2]	(2,089)	[2]	(2,615)	(4,199)	[2]	(4,939)
Cash flow from operating activities		11,031	[2]	8,630	[2]	9,500	19,661	[2]	18,972
Capital expenditure		(5,150)	[2]	(5,121)	[2]	(5,275)	(10,272)	[2]	(10,064)
Investments in joint ventures and associates		(160)	[2]	(441)	[2]	(179)	(601)	[2]	(594)
Investments in equity securities	[1]	(26)	[2]	(39)	[2]	(64)	(65)	[2]	(88)
Proceeds from sale of property, plant and equipment and businesses		644	[2]	178	[2]	1,422	822	[2]	2,169
Proceeds from sale of joint ventures and associates		102	[2]	544	[2]	163	646	[2]	184
Proceeds from sale of equity securities	[1]	17	[2]	271	[2]	4,167	288	[2]	4,220
Interest received		220	[2]	237	[2]	210	457	[2]	366
Other investing cash inflows	[1]	592	[2]	680	[2]	241	1,272	[2]	711
Other investing cash outflows	[1]	(404)	[2]	(931)	[2]	(656)	(1,335)	[2]	(1,169)
Cash flow from investing activities		(4,166)	[2]	(4,622)	[2]	29	(8,788)	[2]	(4,265)
Net increase/(decrease) in debt with maturity period within three months		145	[2]	(91)	[2]	(2,968)	55	[2]	(261)
Other debt:
- New borrowings		180	[2]	140	[2]	123	320	[2]	364
- Repayments		(2,848)	[2]	(1,533)	[2]	(3,582)	(4,381)	[2]	(4,972)
Interest paid		(1,214)	[2]	(1,115)	[2]	(895)	(2,329)	[2]	(1,784)
Derivative financial instruments	[1],[2]	45		(45)
Change in non-controlling interest				(2)	[2]		(2)	[2]	674
Cash dividends paid to:
- Royal Dutch Shell plc shareholders		(3,825)	[2]	(3,875)	[2]	(3,886)	(7,700)	[2]	(7,857)
- Non-controlling interest		(203)	[2]	(68)	[2]	(228)	(271)	[2]	(352)
Repurchases of shares	[2]	(2,142)		(2,255)			(4,396)
Shares held in trust: net sales/(purchases) and dividends received		(7)	[2]	(456)	[2]	(192)	(463)	[2]	(1,086)
Cash flow from financing activities		(9,868)	[2]	(9,300)	[2]	(11,628)	(19,168)	[2]	(15,274)
Currency translation differences relating to cash and cash equivalents		4	[2]	21	[2]	(360)	24	[2]	(277)
Increase/(decrease) in cash and cash equivalents		(3,000)	[2]	(5,271)	[2]	(2,459)	(8,271)	[2]	(844)
Cash and cash equivalents at beginning of period		21,470	[2]	26,741	[2]	21,927	26,741	[2]	20,312
Cash and cash equivalents at end of period		$ 18,470	[2],[3]	$ 21,470	[2]	$ 19,468	$ 18,470	[2],[3]	$ 19,468

[1]	See Note 7 “Change in presentation of Consolidated Statement of Cash Flows”.
[2]	See Note 8 “Adoption of IFRS 16 Leases”.
[3]	See Note 8 “Adoption of IFRS Leases”.